PROSPECTUS SUPPLEMENT                                          61055 5/00
dated May 8, 2000 to:
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Putnam International New Opportunities Fund
Prospectus dated January 30, 2000

1. The section "Distribution (12b-1) plans" is supplemented as follows:

Putnam Mutual Funds has agreed to reduce the class B 12b-1 fee from 1.00% to 0.90%. Payments to dealers are not affected by this reduction. The table of fees and expenses set forth under the heading "About the fund - Expenses summary" has not been restated to reflect this reduction.

2. The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

Manager                Since  Experience
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Robert Swift
Managing Director      1996   1995-Present        Putnam Management
                              Prior to Aug. 1995  IAI International/Hill
                                                  Samuel Investment Advisors
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Stephen Dexter
Senior Vice President  1999   1999-Present        Putnam Management
                              Prior to June 1999  Scudder Kemper Investments
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Carmel Peters
Senior Vice President  1999   1997-Present        Putnam Management
                              Feb. 1996-May 1997  Wheelock Natwest
                                                  Investment Management
                              Prior to Feb. 1996  Rothschild Asset
                                                  Management Asia Pacific
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Peter Hadden           2000   1992-Present        Putnam Management
Senior Vice President
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